Note 12 - Changes in fair value of financial assets attributable to movements in counterparty credit risk (Detail) - Changes in fair value of of financial assets attributable to movements in couterparty credit risk [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in fair value of financial assets attributable to movements in couterparty credit risk [line items]
Notional value of financial assets exposed to credit risk	€ 439	€ 0
Annual change in the fair value reflected in the Statement of Income	(8)	0
Cumulative change in the fair value	(8)	0
Notional of credit derivatives used to mitigate credit risk	166	0
Annual change in the fair value reflected in the Statement of Income	8	0
Cumulative change in the fair value	€ 8	€ 0